SEASONS SERIES TRUST
Supplement to the Summary Prospectus Dated July 28, 2011
(as Supplemented January 10, 2012)
Effective February 13, 2012, in the section titled “PORTFOLIO SUMMARY” for the Diversified Fixed Income Portfolio under the heading “Investment Adviser,” the portfolio manager disclosure for PineBridge Investments, LLC (“PineBridge”) with respect to Timothy Campion and replaced with the following:

	Portfolio Manager
	of the Portfolio
Name	Since	Title
Peter Hu, CFA	2012	Vice President, Investment Strategy Research and Development

Effective February 13, 2012, in the section titled “PORTFOLIO SUMMARY” for the International Equity Portfolio under the heading “Investment Adviser,” the portfolio manager disclosure for PineBridge with respect to Timothy Campion is deleted and replaced with the following:

	Portfolio Manager
	of the Portfolio
Name	Since	Title
Kate Faraday	2012	Vice President and Portfolio Manager/Trader, Structured Equity

Effective February 16, 2012, in the sections titled “PORTFOLIO SUMMARY” for the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value and Small Cap Portfolios under the heading “Investment Adviser,” the portfolio manager disclosure for SunAmerica Asset Management Corp. (“SAAMCo”) is deleted and replaced with the following:

	Portfolio Manager
	of the Portfolio
Name	Since	Title
Timothy Campion	2012	Vice President and Portfolio Manager
Dated: February 16, 2012
Version: Combined Master — Summary